Non-Controlling Interests	12 Months Ended
Dec. 31, 2017
Non-Controlling Interests
Non-Controlling Interests

(17)Non-Controlling Interests

Details of non-controlling interests and movement at 31 December 2016 are as follows:

	Thousands of Euros
	Balance at 31/12/2015	Additions	Disposals	Capital increases	Translation differences	Balance at 31/12/2016
Grifols (Thailand) Pte Ltd	2,664	778	(215)	—	127	3,354
Grifols Malaysia Sdn Bhd	1,040	144	—	—	(12)	1,172
Araclon Biotech, S.A.	183	(1,819)	—	1,776	—	140
Medion Grifols Diagnostic AG	(406)	—	406	—	—	—
GRI-CEI S/A Productos para transfusao	1,146	—	(1,146)	—	—	—
Progenika Biopharma, S.A.	1,093	165	—	—	(47)	1,211
Brainco Biopharma, S.L.	(373)	—	373	—	—	—
Abyntek Biopharma, S.L.	(93)	20	—	—	—	(73)
VCN Bioscience, S.L	(67)	(201)	—	961	—	693

	5,187	(913)	(582)	2,737	68	6,497

			(see note 2(b))

Details of non-controlling interests and movement at 31 December 2017 are as follows:

	Thousands of Euros
	Balance at 31/12/2016	Additions	Disposals	Business Combination / Additions to Consolidated Group	Translation differences	Balance at 31/12/2017
Grifols (Thailand) Pte Ltd	3,354	433	(77)	—	(131)	3,579
Grifols Malaysia Sdn Bhd	1,172	229	—	—	(29)	1,372
Araclon Biotech, S.A.	140	(1,617)	—	—	—	(1,477)
Progenika Biopharma, S.A.	1,211	(60)	(297)	—	27	881
Abyntek Biopharma, S.L.	(73)	45	28	—	—	—
VCN Bioscience, S.L	693	(272)	—	—	—	421
Kiro Grifols , S.L.	—	(144)	—	254	—	110

	6,497	(1,386)	(346)	254	(133)	4,886